COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2020 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	5.2%
BANKS	1.9%
GMAC Capital Trust I, 6.177% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(a)		391,808	$9,430,819
PNC Financial Services Group, Inc./The, 6.125% to 5/1/22, Series P(b),(c)		435,657	11,823,731
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(b),(c)		287,675	7,258,040
Wells Fargo & Co., 6.625% to 3/15/24, Series R(b),(c)		137,051	3,671,596

			32,184,186

ELECTRIC	0.5%
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(b)		337,491	8,665,200

FINANCIAL—INVESTMENT BANKER/BROKER	0.7%
Morgan Stanley, 6.375% to 10/15/24, Series I(b),(c)		452,251	12,771,569

INSURANCE—REINSURANCE	0.3%
Reinsurance Group of America, Inc., 6.20% to 9/15/22, due 9/15/42(b)		182,696	4,923,657

PIPELINES	1.1%
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(b),(c)		729,945	13,452,886
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(b),(c)		265,171	5,043,553

			18,496,439

UTILITIES	0.2%
NiSource, Inc., 6.50% to 3/15/24, Series B(b),(c)		147,751	4,055,765

UTILITIES—FOREIGN	0.5%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(b)		124,700	3,410,545
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b)		193,487	5,235,758

			8,646,303

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$96,533,927)			89,743,119

		Principal Amount		Value
PREFERRED SECURITIES—CAPITAL SECURITIES	65.1%
BANKS	18.9%
Bank of America Corp., 6.10% to 3/17/25, Series AA(b),(c)		$16,971,000		$18,637,467
Bank of America Corp., 6.25% to 9/5/24, Series X(b),(c)		21,507,000		23,380,399
Bank of America Corp., 6.50% to 10/23/24, Series Z(b),(c)		4,000,000		4,478,888
Bank of New York Mellon Corp./The, 4.70% to 9/20/25, Series G(b),(c)		9,428,000		10,232,020
Citigroup, Inc., 5.90% to 2/15/23(b),(c)		15,388,000		16,172,942
Citigroup, Inc., 5.95% to 1/30/23(b),(c)		30,855,000		32,084,852
Citigroup, Inc., 5.95% to 5/15/25, Series P(b),(c)		7,951,000		8,504,339
Citigroup, Inc., 6.125% to 11/15/20, Series R(b),(c)		9,828,000		9,869,362
Citigroup, Inc., 6.25% to 8/15/26, Series T(b),(c)		3,000,000		3,325,005
Citigroup, Inc., 5.00% to 9/12/24, Series U(b),(c)		5,614,000		5,639,382
CoBank ACB, 6.25% to 10/1/22, Series F(b),(c)		29,100	†	3,011,850
CoBank ACB, 6.25% to 10/1/26, Series I(b),(c)		1,300,000		1,339,000
Corestates Capital II, 0.925% (3 Month US LIBOR + 0.65%), due 1/15/27, 144A (FRN)(a),(d)		9,000,000		8,051,791
Corestates Capital III, 0.962% (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(a),(d)		12,281,000		11,045,514
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(d)		4,000,000		5,638,944
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(b),(c),(d)		8,000	†	848,000
Farm Credit Bank of Texas, 10.00%, Series 1(c)		32,850	†	33,014,250
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(b),(c),(d),(e)		7,175,000		7,565,862
Fifth Third Bancorp, 4.50% to 9/30/25, Series L(b),(c)		3,050,000		3,111,000
Goldman Sachs Group, Inc./The, 4.37% (3 Month US LIBOR + 3.922%), Series M (FRN)(a),(c)		6,310,000		6,198,646
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(b),(c)		5,520,000		5,932,452
JPMorgan Chase & Co., 3.738% (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(c)		8,482,000		8,143,791
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(b),(c)		5,766,000		6,016,140
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(b),(c)		15,360,000		17,029,285
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(b),(c)		16,170,000		17,054,379
JPMorgan Chase & Co., 4.051% to 11/1/20, Series Z(a),(c)		9,536,000		9,416,657
KeyCorp Capital I, 1.036% (3 Month US LIBOR + 0.74%), due 7/1/28, (TruPS) (FRN)(a)		3,700,000		3,223,153
PNC Financial Services Group, Inc./The, 6.75% to 8/1/21, Series O(b),(c)		12,046,000		12,258,556
Truist Bank, 4.00% (3 Month US LIBOR + 0.645%, Floor 4.00%), Series J (FRN)(a),(c)		1,366,000		1,227,003

		Principal Amount	Value
Truist Bank, 0.963% (3 Month US LIBOR + 0.650%), due 3/15/28 (FRN)(a)		$6,550,000	$5,950,650
Truist Financial Corp., 4.80% to 9/1/24, Series N(b),(c)		4,889,000	4,933,308
Truist Financial Corp., 4.95% to 9/1/25, Series P(b),(c)		16,590,000	17,751,300
Wachovia Capital Trust II, 0.775% (3 Month US LIBOR + 0.50%), due 1/15/27 (FRN)(a)		3,500,000	3,135,439

			324,221,626

BANKS—FOREIGN	19.1%
Australia & New Zealand Banking Group Ltd., 2.95% to 7/22/25 5-Year Treasury Constant Maturity Rate +1.288%, due 7/22/30, 144A (Australia)(b),(d)		9,400,000	9,757,853
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(b),(c),(f)		1,200,000	1,148,829
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (Spain)(b),(c),(f),(g)		5,600,000	6,818,820
Banco Santander SA, 7.50% to 2/8/24 (Spain)(b),(c),(f),(g)		1,800,000	1,862,777
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(b),(c)		8,360,000	8,609,630
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(b),(c),(f),(g)		6,950,000	7,152,106
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(b),(c),(f)		1,600,000	1,694,846
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(b),(c),(d),(f)		1,300,000	1,352,000
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(b),(c),(d),(f)		8,600,000	8,785,416
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(b),(c),(d),(f)		35,950,000	36,790,331
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(b),(c),(d),(f)		3,800,000	4,011,641
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(b),(c),(d),(f)		11,000,000	12,112,760
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(b),(c),(f),(g)		16,800,000	17,501,232
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(b),(c),(d),(f)		5,000,000	5,503,125
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(b),(c),(d),(f)		25,010,000	26,391,427
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(b),(c),(f),(g)		9,100,000	9,432,004
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(b),(c),(f)		2,200,000	2,207,742
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(b),(c),(f)		18,900,000	19,271,135
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(b),(c),(f),(g)		8,400,000	8,815,195
Natwest Group PLC, 7.50% to 8/10/20 (United Kingdom)(b),(c),(f)		10,750,000	10,752,258
Natwest Group PLC, 7.648% to 9/30/31 (United Kingdom)(b),(c)		3,200,000	4,784,704

		Principal Amount	Value
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(b),(c),(f)		$2,523,000	$2,850,284
Natwest Group PLC, 8.625% to 8/15/21 (United Kingdom)(b),(c),(f)		16,500,000	17,275,665
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(b),(c),(d),(f)		4,200,000	4,555,257
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)		5,800,000	4,410,156
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(b),(c),(d),(f)		15,850,000	16,231,985
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(b),(c),(d),(f)		6,600,000	7,025,337
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(b),(c),(d),(f)		12,800,000	13,301,696
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(b),(c),(d),(f)		5,200,000	5,488,548
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(b),(c),(f),(g)		4,200,000	4,520,250
UBS Group AG, 6.875% to 3/22/21 (Switzerland)(b),(c),(f),(g)		15,200,000	15,467,064
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(b),(c),(d),(f)		10,050,000	10,671,140
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(b),(c),(f),(g)		20,000,000	20,709,060

			327,262,273

ELECTRIC	1.4%
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(b),(c)		1,227,000	1,250,558
Duke Energy Corp., 4.875% to 9/16/24(b),(c)		6,600,000	6,823,362
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(b)		15,433,000	15,868,987

			23,942,907

ELECTRIC—FOREIGN	0.9%
Electricite de France SA, 4.00% to 7/4/24 (France)(b),(c),(g)		5,000,000	6,176,572
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(b),(c),(d)		8,650,000	9,000,239

			15,176,811

FINANCIAL	4.0%
DIVERSIFIED FINANCIAL SERVICES	0.3%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(d)		5,035,000	4,665,470

INVESTMENT BANKER/BROKER	3.7%
Charles Schwab Corp./The, 7.00% to 2/1/22(b),(c)		13,650,000	14,541,482
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(b),(c)		31,935,000	35,048,662

		Principal Amount		Value
Morgan Stanley, 4.085% to 10/15/20, Series J(a),(c)		$14,483,000		$14,185,982

				63,776,126

TOTAL FINANCIAL				68,441,596

FOOD	0.1%
Dairy Farmers of America, Inc., 7.875%, 144A(c),(d),(e)		15,000	†	1,335,000

INSURANCE	15.1%
LIFE/HEALTH INSURANCE	4.6%
MetLife, Inc., 3.888% (3 Month US LIBOR + 3.575%), Series C (FRN)(a),(c)		13,422,000		12,994,174
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		27,257,000		29,563,760
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(b)		22,599,000		24,255,506
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		11,564,000		12,035,291

				78,848,731

LIFE/HEALTH INSURANCE—FOREIGN	4.6%
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(b),(c),(d)		3,250,000		3,650,384
Dai-ichi Life Insurance Co., Ltd./The, 7.25% to 7/25/21, 144A (Japan)(b),(c),(d)		36,007,000		37,967,221
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(b),(c),(g)		11,200,000		12,740,000
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(b),(c),(d)		4,000,000		4,115,155
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(b),(d)		8,600,000		9,216,620
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(b),(d)		10,200,000		11,607,549

				79,296,929

MULTI-LINE	0.8%
Hartford Financial Services Group, Inc./The, 2.517% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(a),(d)		16,544,000		13,264,069

PROPERTY CASUALTY	0.6%
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A(b),(d)		8,400,000		9,784,261

PROPERTY CASUALTY—FOREIGN	4.5%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)(b),(d)		31,090,000		33,631,452

		Principal Amount	Value
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(g)		$13,600,000	$15,055,268
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(b),(c),(d)		5,200,000	5,460,000
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43, 144A (Australia)(b),(d)		6,690,000	7,468,917
Sompo Japan Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(b),(d)		7,050,000	7,670,365
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(b),(c),(g)		8,100,000	8,140,500

			77,426,502

TOTAL INSURANCE			258,620,492

MATERIAL—METALS & MINING—FOREIGN	0.7%
BHP Billiton Finance USA Ltd., 6.25% to 10/19/20, due 10/19/75, 144A (Australia)(b),(d)		12,600,000	12,699,729

OIL & GAS—FOREIGN	0.9%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(b),(c)		14,487,000	15,189,619

PIPELINES—FOREIGN	1.0%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		3,500,000	3,469,006
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		8,000,000	8,375,720
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		5,095,000	5,488,348

			17,333,074

UTILITIES	3.0%
ELECTRIC UTILITIES	1.1%
Sempra Energy, 4.875% to 10/15/25(b),(c)		18,035,000	18,716,723

ELECTRIC UTILITIES—FOREIGN	1.9%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		9,750,000	10,854,139
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		18,310,000	21,299,107

			32,153,246

TOTAL UTILITIES			50,869,969

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,101,183,815)			1,115,093,096

		Principal Amount	Value
CORPORATE BONDS	26.6%
COMMUNICATIONS	0.9%
SBA Communications Corp., 3.875%, due 2/15/27, 144A(d)		$14,700,000	$15,239,196

ELECTRIC	3.2%
Dominion Energy, Inc., 2.715%, due 8/15/21		7,000,000	7,150,764
Dominion Energy, Inc., 3.071%, due 8/15/24		6,478,000	7,040,319
DTE Energy Co., 2.529%, due 10/1/24, Series C		5,900,000	6,294,946
Georgia Power Co., 2.10%, due 7/30/23, Series A		2,500,000	2,610,980
Georgia Power Co., 2.20%, due 9/15/24, Series A		7,000,000	7,415,947
NextEra Energy Capital Holdings, Inc., 2.75%, due 5/1/25		11,720,000	12,861,129
WEC Energy Group, Inc., 3.10%, due 3/8/22		3,350,000	3,488,281
WEC Energy Group, Inc., 3.375%, due 6/15/21		8,260,000	8,476,699

			55,339,065

ENERGY	0.3%
East Ohio Gas Co./The, 1.30%, due 6/15/25, 1.30%, 144A(d)		4,270,000	4,395,225

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	3.3%
BGC Partners, Inc., 3.75%, due 10/1/24		7,000,000	6,970,161
BGC Partners, Inc., 4.375%, due 12/15/25, 144A(d)		4,000,000	4,003,050
Caterpillar Financial Services Corp., 0.65%, due 7/7/23		8,000,000	8,048,534
Ford Motor Credit Co. LLC, 1.114% (3 Month US LIBOR + 0.81%), due 4/5/21 (FRN)(a)		6,100,000	5,947,934
GE Capital International Funding Co. Unlimited Co., 3.373%, due 11/15/25		21,650,000	22,924,542
General Motors Financial Co., Inc., 1.294% (3 Month US LIBOR + 0.99%), due 1/5/23 (FRN)(a)		3,875,000	3,781,321
General Motors Financial Co., Inc., 1.618% (3 Month US LIBOR + 1.31%), due 6/30/22 (FRN)(a)		4,461,000	4,459,284

			56,134,826

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.3%
General Electric Co., 3.45%, due 5/1/27		4,950,000	5,207,112

INTEGRATED TELECOMMUNICATIONS SERVICES	2.8%
AT&T, Inc., 1.65%, due 2/1/28		4,500,000	4,590,051
AT&T, Inc., 3.40%, due 5/15/25		2,925,000	3,255,126
T-Mobile USA, Inc., 3.50%, due 4/15/25, 144A(d)		7,000,000	7,740,670

		Principal Amount	Value
AT&T, Inc., 2.30%, due 6/1/27		$8,848,000	$9,385,124
Verizon Communications, Inc., 3.45%, due 3/15/21		7,810,000	7,963,419
Verizon Communications, Inc., 5.15%, due 9/15/23		6,438,000	7,359,962
Verizon Communications, Inc., 1.492%, due 5/15/25 (FRN) (3 Month US LIBOR + 1.10%)(a)		6,800,000	6,963,922

			47,258,274

REAL ESTATE	15.4%
DIVERSIFIED	0.2%
National Retail Properties, Inc., 3.90%, due 6/15/24		3,760,000	4,085,103

FINANCE	1.8%
CyrusOne LP/CyrusOne Finance Corp., 2.90%, due 11/15/24		6,675,000	7,202,959
Newmark Group, Inc., 6.125%, due 11/15/23		9,060,000	9,306,241
VEREIT Operating Partnership LP, 3.40%, due 1/15/28		3,000,000	3,116,586
VEREIT Operating Partnership LP, 4.875%, due 6/1/26		10,201,000	11,391,344

			31,017,130

HEALTH CARE	3.9%
Diversified Healthcare Trust, 6.75%, due 12/15/21		9,035,000	9,133,666
Diversified Healthcare Trust, 9.75%, due 6/15/25		8,200,000	9,061,902
Healthcare Trust of America Holdings LP, 3.70%, due 4/15/23		4,765,000	5,015,536
Healthpeak Properties, Inc., 4.20%, due 3/1/24		2,731,000	3,007,423
Healthpeak Properties, Inc., 4.25%, due 11/15/23		97,000	106,391
Sabra Health Care LP, 4.80%, due 6/1/24		8,250,000	8,374,922
Welltower, Inc., 3.625%, due 3/15/24		10,060,000	10,911,169
Welltower, Inc., 4.00%, due 6/1/25		11,344,000	12,723,628
Welltower, Inc., 4.50%, due 1/15/24		8,289,000	9,174,117

			67,508,754

HOTEL	0.3%
Service Properties Trust, 7.50%, due 9/15/25		4,050,000	4,298,341

NET LEASE	2.0%
Highwoods Realty LP, 3.625%, due 1/15/23		5,000,000	5,208,525
Realty Income Corp., 3.25%, due 10/15/22		5,138,000	5,401,061
Realty Income Corp., 4.65%, due 8/1/23		6,143,000	6,828,155
VEREIT, Inc., 3.75%, due 12/15/20		6,850,000	6,861,748
VICI Properties LP/VICI Note Co., Inc., 3.50%, due 2/15/25, 144A(d)		3,749,000	3,804,654
WP Carey, Inc., 4.60%, due 4/1/24		6,325,000	6,894,867

			34,999,010

		Principal Amount	Value
OFFICE	3.4%
Alexandria Real Estate Equities, Inc., 3.90%, due 6/15/23		$7,620,000	$8,311,491
Alexandria Real Estate Equities, Inc., 4.00%, due 1/15/24		3,900,000	4,332,751
Brandywine Operating Partnership LP, 3.95%, due 2/15/23		1,000,000	1,035,490
Corporate Office Properties LP, 3.60%, due 5/15/23		15,375,000	15,946,361
Corporate Office Properties LP, 3.70%, due 6/15/21		8,000,000	8,110,783
Corporate Office Properties LP, 5.00%, due 7/1/25		2,524,000	2,769,338
Corporate Office Properties LP, 5.25%, due 2/15/24		2,254,000	2,447,951
Kilroy Realty LP, 3.80%, due 1/15/23		7,004,000	7,264,798
SL Green Operating Partnership LP, 3.25%, due 10/15/22		8,190,000	8,338,983

			58,557,946

RESIDENTIAL	0.1%
ERP Operating LP, 4.625%, due 12/15/21		2,200,000	2,301,754

RETAIL	0.2%
Retail Opportunity Investments Partnership LP, 5.00%, due 12/15/23		3,000,000	3,105,814

SELF STORAGE	0.3%
CubeSmart LP, 4.00%, due 11/15/25		4,179,000	4,687,065

SHOPPING CENTERS—COMMUNITY CENTER	1.0%
Weingarten Realty Investors, 3.375%, due 10/15/22		5,300,000	5,432,795
Weingarten Realty Investors, 3.50%, due 4/15/23		8,635,000	8,902,345
Weingarten Realty Investors, 4.45%, due 1/15/24		2,362,000	2,515,301

			16,850,441

SPECIALTY	2.2%
Brookfield Property REIT, Inc., 5.75%, due 5/15/26, 144A(d)		6,426,000	5,328,632

		Principal Amount	Value
Equinix, Inc., 1.80%, due 7/15/27		$5,800,000	$5,957,586
Equinix, Inc., 2.625%, due 11/18/24		9,300,000	9,983,643
Equinix, Inc., 2.875%, due 2/1/26		13,000,000	15,685,136

			36,954,997

TOTAL REAL ESTATE			264,366,355

TELECOMMUNICATION—COMMUNICATIONS—FOREIGN	0.2%
Vodafone Group PLC, 3.75%, due 1/16/24 (United Kingdom)		2,300,000	2,526,903

UTILITIES—ELECTRIC UTILITIES—FOREIGN	0.2%
Enel Finance International NV, 2.875%, due 5/25/22, 144A (Italy)(d)		4,000,000	4,134,575

TOTAL CORPORATE BONDS (Identified cost—$438,336,914)			454,601,531

		Shares
SHORT-TERM INVESTMENTS	2.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.08%(h)		39,149,157	39,149,157

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$39,149,157)			39,149,157

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,675,203,813)	99.2%		1,698,586,903
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		14,329,229

NET ASSETS	100.0%		$1,712,916,132

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	32,705,971	USD	36,782,280	8/4/20	$(1,743,740)
Brown Brothers Harriman	USD	38,644,721	EUR	32,705,971	8/4/20	(118,701)
Brown Brothers Harriman	CAD	5,868,150	USD	4,388,632	8/5/20	7,604
Brown Brothers Harriman	USD	4,383,371	CAD	5,868,150	8/5/20	(2,342)
Brown Brothers Harriman	CAD	5,882,121	USD	4,393,725	9/2/20	2,001
Brown Brothers Harriman	EUR	33,093,541	USD	39,123,515	9/2/20	117,130

						$(1,738,048)

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Variable rate. Rate shown is in effect at July 31, 2020.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $432,610,167 which represents 25.3% of the net assets of the Fund, of which 0.1% are illiquid.

(e)	Security value is determined based on significant unobservable inputs (Level 3).
(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $299,699,930 or 17.5% of the net assets of the Fund.

(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $134,390,848 which represents 7.8% of the net assets of the Fund, of which 0.0% are illiquid.

(h)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value:
Electric	$8,665,200	$—	$8,665,200	$—
Other Industries	81,077,919	81,077,919	—	—
Preferred Securities—Capital Securities:
Banks	324,221,626	—	316,655,764	7,565,862
Food	1,335,000	—	—	1,335,000
Other Industries	789,536,470	—	789,536,470	—
Corporate Bonds	454,601,531	—	454,601,531	—
Short-Term Investments	39,149,157	—	39,149,157	—

Total Investments in Securities(a)	$1,698,586,903	$81,077,919	$1,608,608,122	$8,900,862	(b)

Forward Foreign Currency Exchange Contracts	$126,735	$—	$126,735	$—

Total Derivative Assets(a)	$126,735	$—	$126,735	$—

Forward Foreign Currency Exchange Contracts	$(1,864,783)	$—	$(1,864,783)	$—

Total Derivative Liabilities(a)	$(1,864,783)	$—	$(1,864,783)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities
Balance as of April 30, 2020	$1,290,000
Purchases	7,190,625
Accrued discounts (premiums)	(71)
Change in unrealized appreciation (depreciation)	420,308

Balance as of July 31, 2020	$8,900,862

The change in unrealized appreciation (depreciation) attributable to securities owned on July 31, 2020 which were valued using significant unobservable inputs (Level 3) amounted to $420,308.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended July 31, 2020:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$38,182,905